Defined Benefit Plans - Summary of Funded Status of Defined Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Directors' Retirement Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	$ 3,295	$ 3,317
Service cost	178	160	63
Interest cost	119	138	133
Actuarial (gain) loss	525	(231)
Benefits paid	(89)	(89)
Settlements	(806)
Benefit obligation - ending	3,222	3,295	3,317
Change in plan assets:
Employer contribution	895	89
Benefits paid	(89)	(89)
Settlements	(806)
Funded status and accrued pension cost included in other liabilities	(3,222)	(3,295)
Assumptions:
Discount rate	3.75%	4.50%
Rate of increase in compensation	4.50%	4.50%
Former President's Post-retirement Healthcare Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	57	59
Interest cost	2	2	3
Actuarial (gain) loss	18	1
Benefits paid	(5)	(5)
Benefit obligation - ending	72	57	59
Change in plan assets:
Employer contribution	5	5
Benefits paid	(5)	(5)
Funded status and accrued pension cost included in other liabilities	$ (72)	$ (57)
Assumptions:
Discount rate	3.75%	4.50%